Revenue	6 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2025 £’000	2024 £’000
UK	107,073	123,728
North America	147,481	152,085
Europe	84,710	94,827
Rest of the world	23,021	20,001
Total	362,285	390,641
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2025 £’000	2024 £’000
Payments	65,504	76,045
Banking and Capital Markets	80,040	69,574
Insurance	32,710	33,813
TMT	60,672	79,640
Mobility	30,653	35,167
Healthcare	44,407	47,013
Other	48,299	49,389
Total	362,285	390,641